September 26, 2025
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Account 10
Post-Effective Amendment No. 10 on Form N-4
File Nos. 333-237302/811-07355
Post-Effective Amendment No. 1 on Form N-4
File Nos. 333-290378
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after June 22, 2020)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Post-Effective Amendment No. 10 on Form N-4, File No. 333-237302/811-07355 and Post-Effective Amendment No. 1 on Form N-4, File No. 333-290378 filed on September 22, 2025.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary